UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022

13F File Number: 028-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Noubar Torossian
Title:    Controller
Phone:    (212) 813-1024

Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              November 12, 2008
--------------------               ------------              -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $100,861
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1         028-06311                March Partners, LLC

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6     COL 7        COLUMN 8

                                                             VALUE     SHRS OR SH/ PUT/     INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL     DISCRETION    MNGRS  SOLE      NONE
--------------                 --------------    -----       -------   ----------------     ----------    -----  ----      ----
AFFILIATED COMPUTER SERVICES   CL A             008190100     253        5,000 SH         Shared-Defined    1      5,000
ALLIANCE DATA SYSTEMS CORP     COM              018581108     634       10,000 SH         Shared-Defined    1     10,000
ALLIANCE DATA SYSTEMS CORP     COM              18581108      634       10,000     PUT    Shared-Defined    1               10,000
ALPHARMA INC                   CL A             020813101   1,837       49,800 SH         Shared-Defined    1     49,800
ANHEUSER BUSCH COS INC         COM              35229103    6,164       95,000 SH         Shared-Defined    1     95,000
BANK OF AMERICA CORPORATION    COM              060505104   4,557      130,200 SH         Shared-Defined    1    130,200
BANK OF AMERICA CORPORATION    COM              60505104      700       20,000     CALL   Shared-Defined    1     20,000
BANK OF AMERICA CORPORATION    COM              60505104    3,500      100,000     PUT    Shared-Defined    1              100,000
BCE INC                        COM              05534B760     621       18,000 SH         Shared-Defined    1     18,000
BRINKS CO                      COM              109696104   2,136       35,000 SH         Shared-Defined    1     35,000
BRISTOL MYERS SQUIBB CO        COM              110122108     411       20,000     CALL   Shared-Defined    1     20,000
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306     233       40,000 SH         Shared-Defined    1     40,000
BUNGE LIMITED                  COM              G169629JS     651       10,300     CALL   Shared-Defined    1     10,300
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     365       14,500 SH         Shared-Defined    1     14,500
CALPINE CORP                   COM NEW          131347304     852       65,500 SH         Shared-Defined    1     65,500
CALPINE CORP                   COM NEW          131347304   1,040       80,000     CALL   Shared-Defined    1     80,000
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     265       19,400 SH         Shared-Defined    1     19,400
CORN PRODS INTL INC            COM              219023108     323       10,000 SH         Shared-Defined    1     10,000
DIEBOLD INC                    COM              253651103     828       25,000 SH         Shared-Defined    1     25,000
DISH NETWORK CORP              CL A             25470M109     735       35,000     CALL   Shared-Defined    1     35,000
DOW CHEM CO                    COM              260543103     477       15,000     CALL   Shared-Defined    1     15,000
DRS TECHNOLOGIES INC           COM              23330X100   6,524       85,000 SH         Shared-Defined    1     85,000
EAGLE TEST SYS INC             COM              270006109   1,490       97,300 SH         Shared-Defined    1     97,300
ENCORE ACQUISITION CO          COM              29255W100     735       17,600 SH         Shared-Defined    1     17,600
ENERGY PARTNERS LTD            COM              29270U105     416       48,000 SH         Shared-Defined    1     48,000
FARMER BROS CO                 COM              307675108     321       12,905 SH         Shared-Defined    1     12,905
FOUNDRY NETWORKS INC           COM              35063R100     911       50,000 SH         Shared-Defined    1     50,000
FOUNDRY NETWORKS INC           COM              35063R100   1,275       70,000     PUT    Shared-Defined    1               70,000
GENENTECH INC                  COM NEW          368710406   6,917       78,000 SH         Shared-Defined    1     78,000
GENENTECH INC                  COM NEW          368710406   1,330       15,000     CALL   Shared-Defined    1     15,000
GREENFIELD ONLINE INC          COM              395150105   1,479       85,000 SH         Shared-Defined    1     85,000
GREY WOLF INC                  COM              397888108     467       60,000 SH         Shared-Defined    1     60,000
HARRIS CORP DEL                COM              413875105     416        9,000 SH         Shared-Defined    1      9,000
HEARST-ARGYLE TELEVISION INC   COM              422317107   1,675       75,000 SH         Shared-Defined    1     75,000
HUNTSMAN CORP                  COM              447011107     882       70,000 SH         Shared-Defined    1     70,000
IKON OFFICE SOLUTIONS INC      COM              451713101   2,126      125,000 SH         Shared-Defined    1    125,000
IMCLONE SYS INC                COM              45245W109   2,340       37,500 SH         Shared-Defined    1     37,500
INTERNATIONAL RECTIFIER CORP   COM              460254105     333       17,500 SH         Shared-Defined    1     17,500
MAGUIRE PPTYS INC              COM              559775101     164       27,500 SH         Shared-Defined    1     27,500
MARINER ENERGY INC             COM              56845T305     236       11,500 SH         Shared-Defined    1     11,500
MERRILL LYNCH & CO INC         COM              590188108   1,898       75,000 SH         Shared-Defined    1     75,000
MGM MIRAGE                     COM              552953101     428       15,000 SH         Shared-Defined    1     15,000
MYERS INDS INC                 COM              628464109     189       15,000 SH         Shared-Defined    1     15,000
NDS GROUP PLC                  SPONSORED ADR    628891103   3,365       60,200 SH         Shared-Defined    1     60,200
NORTHWESTERN CORP              COM NEW          668074305   1,451       57,725 SH         Shared-Defined    1     57,725
REPUBLIC SVCS INC              COM              760759100   1,589       53,000 SH         Shared-Defined    1     53,000
REPUBLIC SVCS INC              COM              760759100     750       25,000     PUT    Shared-Defined    1               25,000
RIO TINTO PLC                  SPONSORED ADR    767204100     624        2,500 SH         Shared-Defined    1      2,500
ROHM & HAAS CO                 COM              775371107   5,694       81,348 SH         Shared-Defined    1     81,348
SANDISK CORP                   COM              80004C101   1,662       85,000 SH         Shared-Defined    1     85,000
SANDISK CORP                   COM              80004C101   1,957      100,000     CALL   Shared-Defined    1    100,000
SANDISK CORP                   COM              80004C101     978       50,000     PUT    Shared-Defined    1               50,000
SCIELE PHARMA INC              COM              808627103   2,001       65,000 SH         Shared-Defined    1     65,000
SECURE COMPUTING CORP          COM              813705100     329       60,000 SH         Shared-Defined    1     60,000
SPDR TR                        UNIT SER 1       78462F103   2,900       25,000     CALL   Shared-Defined    1     25,000
TIME WARNER INC                COM              887317105     459       35,000 SH         Shared-Defined    1     35,000
UNIONBANCAL CORP               COM              908906100   1,466       20,000 SH         Shared-Defined    1     20,000
UNITED STATES NATL GAS FUND    COM              912318102     267        8,000 SH         Shared-Defined    1      8,000
UST INC                        COM              902911106   1,763       26,500 SH         Shared-Defined    1     26,500
VISHAY INTERTECHNOLOGY INC     COM              928298108     119       18,000 SH         Shared-Defined    1     18,000
WRIGLEY WM JR CO               COM              982526105   7,543       95,000 SH         Shared-Defined    1     95,000
YAHOO INC                      COM              2986539     2,716      157,000 SH         Shared-Defined    1    157,000
YAHOO INC                      COM              984332106   1,730      100,000     CALL   Shared-Defined    1    100,000
YAHOO INC                      COM              984332106   1,730      100,000     PUT    Shared-Defined    1              100,000

SK 00536 0001 932265